INTANGIBLE ASSETS, NET (Amortization Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 772	$ 178	$ 192
Estimated amortization expense:
2016	1,053
2017	913
2018	913
2019	913
2020	669
Amortized cost	$ 4,461	$ 389